Schedule of exchange variation - Braskem Idesa (Details) - Braskem idesa member R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) Number	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2021 MXN ($) Number
Disclosure of detailed information about financial instruments [line items]
Sales designated for hedge gross nominal value | R$		R$ 507,229
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 303,391
Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 1,961,910
First quarter member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate1 | Number	13.6534	13.6534	13.6534
Closing foreign exchange rate1 | Number	19.9798	19.9798	19.9798
Sales designated for hedge gross nominal value | R$		R$ 117,985
First quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 69,855
First quarter member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 441,931
Second quarter member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate1 | Number	13.6515	13.6515	13.6515
Closing foreign exchange rate1 | Number	20.5309	20.5309	20.5309
Sales designated for hedge gross nominal value | R$		R$ 125,812
Second quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 75,848
Second quarter member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 521,789
Third quarter member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate1 | Number	13.6518	13.6518	13.6518
Closing foreign exchange rate1 | Number	19.8298	19.8298	19.8298
Sales designated for hedge gross nominal value | R$		R$ 124,636
Third quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 77,094
Third quarter member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 476,287
Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate1 | Number	13.6512	13.6512	13.6512
Closing foreign exchange rate1 | Number	20.1269	20.1269	20.1269
Sales designated for hedge gross nominal value | R$		R$ 138,796
Fourth quarter member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 80,594
Fourth quarter member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 521,903